SCHEDULE OF FINANCIAL ASSETS REPRESENT MAXIMUM CREDIT RISK (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 50,398	$ 42,651	$ 44,267	$ 39,997	$ 32,527	$ 35,721
Marketable securities	22,421		22,462
Trade and other receivables	$ 97,544		$ 43,348